Inventory - Schedule of Inventory (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Inventory [Abstract]
Work in Process	$ 367,587	$ 278,987	$ 97,486
Finished Goods	84,449	187,182	183,943
Inventory	$ 452,036	$ 466,169	$ 518,578